SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2016 and 2017:

Revenues:

	Year ended December 31,
	2015	2016	2017

North America (*)	$102,603	$147,209	$220,124
Europe	55,311	77,465	110,419
Latin America	19,134	25,904	36,816
Asia and others	26,470	39,524	58,277

	$203,518	$290,103	$425,636

(*) Include revenue from USA in amount of 91,661, 131,796 and 192,153 for 2015, 2016 and 2017 respectively.

Long-lived assets:

	December 31,
	2016	2017

Israel	$7,090	$12,326
Europe	248	613
North America	1,412	3,262

	$8,750	$16,201